Supplementary Financial Statement Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 1,061	$ 1,108	$ 765
Interest expenses on loans and borrowings	6,376	6,891	7,700
Financial costs related to Debentures	5,632	5,479	2,832
Interest expenses attributed to IFRS 16	4,195
Bank charges, negative foreign exchange differences and other financial expenses	5,179	2,374	18,573
Financial expenses	22,443	15,852	29,870
Financial income:
Income from marketable securities and embedded derivative	747	832	138
Interest income from deposits, positive foreign exchange differences and other financial income	3,044	6,730	8,613
Financial income	3,791	7,562	8,751
Financial expenses, net	$ 18,652	$ 8,290	$ 21,119